UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    850 Third Avenue
            New York, New York  10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 331-6520


Signature, Place and Date of Signing:

/s/ David Elias                  New York, New York           February 17, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $94,749
                                         (thousands)


List of Other Included Managers:   None

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGRS     SOLE  SHARED  NONE

4 KIDS ENTMT INC                       COM       350865101        465   29,645   SH           Sole     None                   29,645
4 KIDS ENTNMT INC                      COM       350865101      1,992  126,955   SH           Sole     None   126,955
ANWORTH MORTGAGE ASSET CP              COM       037347101        621   85,000   SH           Sole     None    85,000
ASPEN INSURANCE HOLDINGS LTD           COM       G05384105        625   26,400   SH           Sole     None    26,400
ASPEN INSURANCE HOLDINGS LTD           COM       G05384105        133    5,600   SH           Sole     None                    5,600
BANK OF AMERICA CORPORATION            COM       060505104      3,475   75,300   SH           Sole     None    75,300
BIOMED REALTY TRUST INC                COM       09063H107      1,915   78,500   SH           Sole     None    78,500
BRANDYWINE RLTY TR               SH BEN INT NEW  105368203      1,368   49,000   SH           Sole     None    49,000
JONES APPAREL GROUP INC                COM       480074103      1,349   43,900      CALL      Sole     None    43,900
LENNAR CORP                           CL A       526057104      3,741   61,300      CALL      Sole     None    61,300
CRESCENT REAL ESTATE EQUITIE     PFD CV A 6.75%  225756204      3,814  178,330   SH           Sole     None   178,330
D R HORTON INC                         COM       23331A109      2,511   70,266   SH           Sole     None    70,266
D R HORTON INC                         COM       23331A109        615   17,226   SH           Sole     None                   17,226
EQUINIX INC                          COM NEW     29444U502      4,062   99,662   SH           Sole     None    99,662
EQUINIX INC                          COM NEW     29444U502        897   22,000   SH           Sole     None                   22,000
FIRST POTOMAC RLTY TR                  COM       33610F109      2,064   77,600   SH           Sole     None    77,600
GAP INC DEL                            COM       364760108      7,922  449,100   SH           Sole     None   449,100
GAP INC DEL                            COM       364760108      1,887  107,000   SH           Sole     None                  107,000
GOLDMAN SACHS GROUP INC                COM       38141G104      1,596   12,500   SH           Sole     None    12,500
GOLF TR AMER INC                       COM       38168B103          2    1,800   SH           Sole     None     1,800
HOME DEPOT INC                         COM       437076102      2,631   65,000   SH           Sole     None    65,000
ISTAR FINL INC                         COM       45031U101      1,355   38,000   SH           Sole     None    38,000
JER INVT TR INC                        COM       46614H301        848   50,000   SH           Sole     None    50,000
JPMORGAN CHASE & CO                    COM       46625H100      5,243  132,100   SH           Sole     None   132,100
LENNAR CORP                           CL A       526057104      2,685   44,000   SH           Sole     None    44,000
LENNAR CORP                           CL B       526057302     10,148  179,000   SH           Sole     None   179,000
MFA MTG INVTS INC                      COM       55272X102        627  110,000   SH           Sole     None   110,000
MICHAELS STORES INC                    COM       594087108      1,450   41,000   SH           Sole     None    41,000
MICHAELS STORES INC                    COM       594087108        318    9,000   SH           Sole     None                    9,000
NEWCASTLE INVT CORP                    COM       65105M108        930   37,430   SH           Sole     None    37,430
OMNICOM GROUP INC                      COM       681919106      1,192   14,000   SH           Sole     None    14,000
OMNICOM GROUP INC                      COM       681919106        341    4,000   SH           Sole     None                    4,000
ORIGEN FINL INC                        COM       68619E208      2,889  405,740   SH           Sole     None   405,740
ORIGEN FINL INC                        COM       68619E208        590   82,843   SH           Sole     None                   82,843
PULTE HOMES INC                        COM       745867101        945   24,000      PUT       Sole     None    24,000
RYLAND GROUP INC                       COM       783764103      9,016  125,000      PUT       Sole     None   125,000
RYLAND GROUP INC                       COM       783764103        649    9,000      PUT       Sole     None                    9,000
STARWOOD HOTELS&RESORTS WRLD       PAIRED CTF    85590A203      3,238   50,700   SH           Sole     None    50,700
STARWOOD HOTELS&RESORTS WRLD       PAIRED CTF    85590A203        696   10,900   SH           Sole     None                   10,900
SUN COMMUNITIES INC                    COM       866674104        465   14,800   SH           Sole     None                   14,800
SUN COMMUNITIES INC                    COM       866674104      1,868   59,500   SH           Sole     None    59,500
SUNSTONE HOTEL INVS INC                COM       867892101        688   25,910   SH           Sole     None    25,910
TARGET CORP                            COM       87612E106      1,649   30,000   SH           Sole     None    30,000
TARGET CORP                            COM       87612E106        385    7,000   SH           Sole     None                    7,000
VENTAS INC                             COM       92276F100      2,850   89,000   SH           Sole     None    89,000






SK 04078 0001 645086